BNY Mellon International Fund
BNY Mellon International Fund
June 10, 2015 BNY MELLON FUNDS TRUST BNY Mellon International Fund Supplement to Prospectus dated December 31, 2014
The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon International Fund – Principal Investment Strategy" and "– Portfolio Management" and "Fund Details – BNY Mellon International Fund" and "– Management":

Effective on or about July 27, 2015 (the "Effective Date"), BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, will implement a change to BNY Mellon International Fund's investment strategy to provide that the fund allocate all of its assets to the core investment style and eliminate the portion of the fund's assets allocated to the value investment style in its entirety so that the fund's portfolio will be managed solely in accordance with a core investment style. These changes are reflected in the revised disclosure below. The fund's investment objective – to seek long-term capital growth – will not change.

The fund's portfolio managers will seek to implement the changes to the fund's investment strategy in an orderly manner, taking into consideration such factors as market conditions, portfolio transaction costs and the potential tax impact to fund shareholders.

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As of the Effective Date, the fund will continue to pursue its goal by normally investing at least 65% of its total assets in equity securities of foreign issuers.  Foreign issuers are companies organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States.  The fund invests principally in common stocks, but the fund's equity investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund may invest in companies of any size. To a limited extent, the fund may invest in debt securities of foreign issuers and foreign governments.

Though not specifically limited, the fund ordinarily will invest in a broad range of (and in any case at least five different) countries.  The fund will limit its investments in any single company to no more than 5% of the fund's assets at the time of purchase.

The stocks purchased may have value and/or growth characteristics. The portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The portfolio managers consider:

•            stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts

•            country allocations, generally seeking to allocate country weightings in accordance with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index, but deviations from the MSCI EAFE Index country weightings may occur

•            sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index

The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada.

The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The portfolio managers typically sell a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser's expectations.

The fund may invest in American Depositary Receipts (ADRs), which are U.S. dollar-denominated securities that represent indirect ownership of securities issued by foreign companies. The fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.